CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 20,225,123	$ 10,152,337
Interest-bearing deposits with banks	9,587,601	12,787,616
Federal funds sold	1,064,000	241,000
Total cash and cash equivalents	30,876,724	23,180,953
Held-to-maturity securities (fair value of $7,055,499 in 2012 and $6,002,399 in 2011)	8,470,103	6,002,278
Available-for-sale securities	214,392,682	212,528,385
Other securities	3,437,750	2,645,250
Total securities	226,300,535	221,175,913
Loans held for sale	5,585,373	2,906,433
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	403,384,642	380,511,384
Interest receivable	2,887,287	2,771,676
Premises and equipment	22,242,838	22,990,441
Cash surrender value of life insurance	6,441,109	6,270,191
Goodwill	9,362,498	9,362,498
Other assets	14,304,274	12,243,758
Total assets	721,385,280	681,413,247
Deposits:
Noninterest-bearing	109,624,640	107,129,476
Interest-bearing	487,001,945	466,264,701
Total deposits	596,626,585	573,394,177
Interest payable	212,041	307,752
Borrowed funds	36,770,773	27,031,831
Subordinated debentures	10,310,000	10,310,000
Other liabilities	11,580,415	9,944,206
Total liabilities	655,499,814	620,987,966
Stockholders' Equity:
Preferred stock, no par value, $1,000 per share liquidation, 10,000,000 shares authorized; 17,123 shares issued and outstanding in 2012 and 2011, respectively	17,020,539	16,938,571
Common stock, par value $1 per share: 10,000,000 shares authorized; 3,133,596 and 3,092,566 shares issued and outstanding in 2012 and 2011, respectively	3,133,596	3,092,566
Additional paid-in capital	23,710,775	23,504,231
Retained earnings	19,951,173	16,791,561
Accumulated other comprehensive income	2,533,028	561,997
Treasury stock, at cost	(463,645)	(463,645)
Total stockholders' equity	65,885,466	60,425,281
Total liabilities and stockholders' equity	$ 721,385,280	$ 681,413,247